10. Related Party Payables (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

During the year ended December 31, 2019, Mr. Marks and Mr. Leiner agreed to convert portions of their loans into equity. These transactions are summarized as follows:

Name	Date	Amount of Loan Principal Converted to Equity	Share Price Used for conversion	Trading price of Grom stock on the date of conversion	Shares issued

Darren Marks	12/10/2019	100,000	$0.18	0.10	571,429

Melvin Leiner	12/10/2019	100,000	$0.18	0.10	571,428